Stock-Based Compensation (Details 4) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Jan. 31, 2012	Jul. 31, 2011	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Stock-Based Benefit Plans
Stock-based compensation cost			$ 48.6	40.9	42.4
Valuation Assumptions
The minimum remaining maturity period of traded options of the Company's common stock upon which implied volatility is based			6 months
Full Value Awards - Total
Stock-Based Benefit Plans
Stock-based compensation cost			35.7	26.7	25.7
Unrecognized stock-based compensation			55.9
Estimated amortization period			2 years 1 month 6 days
1998 Employee Stock Purchase Plan
Stock-Based Benefit Plans
Stock-based compensation cost			2.1
Shares issued pursuant to employee stock purchase plan (in shares)	406,558	370,321
Fair market value at purchase date of shares issued under Employee Stock Purchase Plan (in dollars per share)	$ 12.69	$ 13.15
Unrecognized stock-based compensation			0.2
Valuation Assumptions
Expected term			6 months	6 months	6 months
Expected volatility (as a percent)			52.50%	49.90%	64.00%
Risk-free interest rate (as a percent)			0.20%	0.20%	0.30%
Stock Option Plans
Stock-Based Benefit Plans
Unrecognized stock-based compensation			$ 5.8
Estimated amortization period			1 year
Valuation Assumptions
Expected term				4 years 8 months 12 days	4 years 8 months 12 days
Expected volatility (as a percent)				58.20%	56.00%
Risk-free interest rate (as a percent)				1.40%	2.40%